Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 93.80%
Australia: 6.38%
Ansell Limited (Health care, Health care equipment & supplies)	53,109	$ 1,529,731
Inghams Group Limited (Consumer staples, Food products)	172,940	482,266
Orora Limited (Materials, Containers & packaging)	241,796	638,791
		2,650,788
Austria: 1.25%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	2,432	517,562
Belgium: 2.54%
Barco NV (Information technology, Electronic equipment, instruments & components)	42,284	1,055,353
Canada: 3.67%
ATS Automation Tooling Systems (Industrials, Machinery) †	8,700	261,919
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	39,900	447,100
Pet Valu Holdings Limited (Consumer discretionary, Specialty retail) †	3,937	85,203
Primo Water Corporation (Consumer staples, Beverages)	44,300	731,113
		1,525,335
France: 5.16%
Alten SA (Information technology, IT services)	11,042	1,755,208
M6 Métropole Télévision SA (Communication services, Media)	19,506	390,586
		2,145,794
Germany: 9.33%
Cancom SE (Information technology, IT services)	9,488	596,522
Gerresheimer AG (Health care, Life sciences tools & services)	13,239	1,382,804
Krones AG (Industrials, Machinery)	6,217	613,224
TAG Immobilien AG (Real estate, Real estate management & development)	38,762	1,286,560
		3,879,110
Ireland: 0.88%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	199,567	364,574
Italy: 6.75%
Azimut Holding SpA (Financials, Capital markets)	11,935	307,509
Buzzi Unicem SpA (Materials, Construction materials)	18,034	477,060
De'Longhi SpA (Consumer discretionary, Household durables)	11,030	488,046
GVS SpA (Industrials, Machinery)	58,131	889,557
Interpump Group SpA (Industrials, Machinery)	10,279	641,986
		2,804,158
Japan: 19.40%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	30,000	983,091
Daiseki Company Limited (Industrials, Commercial services & supplies)	19,300	890,187
DTS Corporation (Information technology, IT services)	27,200	653,068
Fuji Seal International Incorporated (Materials, Containers & packaging)	25,200	509,031
Horiba Limited (Information technology, Electronic equipment, instruments & components)	9,100	621,293
Kamigumi Company Limited (Industrials, Transportation infrastructure)	20,300	425,966
Meitec Corporation (Industrials, Professional services)	13,000	729,958
Nihon Parkerizing Company Limited (Materials, Chemicals)	32,800	335,460
ORIX JREIT Incorporated (Real estate, Equity REITs)	649	1,236,416
See accompanying notes to portfolio of investments

Wells Fargo Special International Small Cap Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
San-A Company Limited (Consumer staples, Food & staples retailing)	9,900	$ 367,736
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	8,900	414,557
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	33,200	481,787
Taikisha Limited (Industrials, Construction & engineering)	13,200	414,512
		8,063,062
Luxembourg: 1.06%
Novem Group SA (Financials, Diversified financial services) †	4,320	84,966
Stabilus SA (Industrials, Machinery)	4,460	353,681
		438,647
Netherlands: 2.23%
MYT Netherlands Parent BV (Consumer discretionary, Specialty retail) †	15,786	455,268
TKH Group NV (Industrials, Electrical equipment)	8,926	473,728
		928,996
Norway: 1.15%
Atea ASA (Information technology, IT services)	21,754	414,655
Elopak ASA (Materials, Containers & packaging) †	21,275	64,417
		479,072
Spain: 4.43%
Vidrala SA (Materials, Containers & packaging)	4,471	537,797
Viscofan SA (Consumer staples, Food products)	18,771	1,303,738
		1,841,535
Sweden: 4.39%
AAK AB (Consumer staples, Food products)	20,162	480,839
Hexpol AB (Materials, Chemicals)	27,496	374,347
Loomis AB (Industrials, Commercial services & supplies)	28,930	970,226
		1,825,412
Switzerland: 2.56%
Arbonia AG (Consumer discretionary, Household durables)	20,193	383,418
Bossard Holding AG (Industrials, Trading companies & distributors)	783	253,696
Bucher Industries AG (Industrials, Machinery)	767	426,746
		1,063,860
United Kingdom: 22.42%
Britvic plc (Consumer staples, Beverages)	93,224	1,262,771
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	127,019	739,419
Elementis plc (Materials, Chemicals) †	275,893	546,859
Lancashire Holdings Limited (Financials, Insurance)	56,856	504,606
Micro Focus International plc (Information technology, Software)	58,974	329,207
Morgan Advanced Materials plc (Industrials, Machinery)	80,498	430,785
Nomad Foods Limited (Consumer staples, Food products) †	37,457	978,377
S4 Capital plc (Communication services, Media) †	201,182	1,940,724
Spectris plc (Information technology, Electronic equipment, instruments & components)	34,654	1,719,637
See accompanying notes to portfolio of investments

2  |  Wells Fargo Special International Small Cap Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
SSP Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	50,012	$ 181,578
Tate & Lyle plc (Consumer staples, Food products)	66,656	684,883
		9,318,846
United States: 0.20%
Poema Global Holdings Corporation (Financials, Diversified financial services) †	5,832	59,136
Tailwind International Acquisition Corporation (Financials, Diversified financial services) †	2,563	25,502
		84,638
Total Common stocks (Cost $36,881,241)		38,986,742

		Yield
Short-term investments: 18.64%
Investment companies: 18.64%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	7,746,572	7,746,572
Total Short-term investments (Cost $7,746,572)				7,746,572
Total investments in securities (Cost $44,627,813)	112.44%			46,733,314
Other assets and liabilities, net	(12.44)			(5,171,790)
Total net assets	100.00%			$41,561,524

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$0	$158,770	$(158,770)	$0	$0	$0	0	$2#
Wells Fargo Government Money Market Fund Select Class	0	29,378,331	(21,631,759)	0	0	7,746,572	7,746,572	131
				$0	$0	$7,746,572		$133

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Special International Small Cap Fund  |  3

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to

4  |  Wells Fargo Special International Small Cap Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Special International Small Cap Fund  |  5

Notes to portfolio of investments—July 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$2,650,788	$0	$0	$2,650,788
Austria	517,562	0	0	517,562
Belgium	1,055,353	0	0	1,055,353
Canada	1,525,335	0	0	1,525,335
France	2,145,794	0	0	2,145,794
Germany	3,879,110	0	0	3,879,110
Ireland	364,574	0	0	364,574
Italy	2,804,158	0	0	2,804,158
Japan	8,063,062	0	0	8,063,062
Luxembourg	438,647	0	0	438,647
Netherlands	928,996	0	0	928,996
Norway	479,072	0	0	479,072
Spain	1,841,535	0	0	1,841,535
Sweden	1,825,412	0	0	1,825,412
Switzerland	1,063,860	0	0	1,063,860
United Kingdom	9,318,846	0	0	9,318,846
United States	84,638	0	0	84,638
Short-term investments
Investment companies	7,746,572	0	0	7,746,572
Total assets	$46,733,314	$0	$0	$46,733,314
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Special International Small Cap Fund